COVER	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	JOHNSON CONTROLS INTERNATIONAL PLC
Amendment Flag	false
Entity Central Index Key	0000833444
EBP 026
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	JOHNSON CONTROLS INTERNATIONAL PLC
Amendment Flag	false
Entity Central Index Key	0000833444